UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 March 2005


Check here if Amendment [ ];                Amendment Number: ___
       This Amendment (Check only one):           [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   CAZENOVE FUND MANAGEMENT LIMITED
        12 Moorgate
        London, England EC2R 6DA

Form 13F File Number:  028-06525

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Tony Kemp
Title:        Compliance Officer
Phone:        +44 (0)20 7155 5012

Signature, Place, and Date of Signing:

TONY KEMP                       London, England                1st April 2005
------------------              ---------------                --------------
[Signature]                     [City, State]                  [Date]

Report Type:

[|X|]      13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0
                                          ----------------------

Form 13F Information Table Entry Total:           81
                                          ----------------------

Form 13F Information Table Value Total:         $128,977
                                          ----------------------
                                               (thousands)

List of Other Included Managers:

NONE

                        Cazenove Fund Management Limited

                           Form 13F Information Table


    Name of issuer       Title of      CUSIP        Value     Shrs or   SH/PRN  Put/  Investment   Other         Voting authority
                           class                  (x$1000)    prn amt           Call  discretion   managers    Sole   Shared    None


3M COMPANY                 COM         88579Y101     4129      48190     SH             Sole         N/A       48190

ABBOTT LABS                COM         002824100      488      10460     SH             Sole         N/A       10460

ACCENTURE LTD BERMUDA      CL A        G115OG111      856      35440     SH             Sole         N/A       35440

ALCOA INC                  COM         013817101     1959      64457     SH             Sole         N/A       64457

ALTRIA GROUP INC           COM         02209S103     3559      54420     SH             Sole         N/A       54420

AMERICAN EXPRESS CO        COM         025816109     4253      82800     SH             Sole         N/A       82800

AMERICAN INTL GROUP INC    COM         026874107     2486      44862     SH             Sole         N/A       44862

AMERICREDIT CORP           COM         03060R101     1645      70191     SH             Sole         N/A       70191

AMGEN INC                  COM         031162100     1816      31195     SH             Sole         N/A       31195

ANHEUSER-BUSCH COS INC     COM         035229103      748      15775     SH             Sole         N/A       15775

APPLE COMPUTER CO          COM         037833100      333       8000     SH             Sole         N/A        8000

APPLIED INDL
TECHNOLOGIES IN            COM         03820C105      413      15187     SH             Sole         N/A       15187

APPLIED MATLS INC          COM         038222105      281      17320     SH             Sole         N/A       17320

BAUSCH & LOMB INC          COM         071707103     1120      15275     SH             Sole         N/A       15275

BERKSHIRE HATHAWAY INC     CL A        084670108      696          8     SH             Sole         N/A           8
DEL

BOEING CO                  COM         097023105     2569      43950     SH             Sole         N/A       43950

CAMPBELL SOUP CO           COM         134429109      272       9368     SH             Sole         N/A        9368

CANARGO ENERGY CORP        COM         137225108       60      45600     SH             Sole         N/A       45600

CATERPILLAR INC DEL        COM         149123101     4019      43950     SH             Sole         N/A       43950

CISCO SYS INC              COM         17275R102      611      34170     SH             Sole         N/A       34170

CITIGROUP INC              COM         172967101     4550     101245     SH             Sole         N/A      101245

COCA COLA CO               COM         191216100     3993      95816     SH             Sole         N/A       95816

COLGATE-PALMOLIVE CO       COM         194162103      467       8950     SH             Sole         N/A        8950

COMCAST CORP NEW           CL A SPL    20030N200      492      14730     SH             Sole         N/A       14730

DOMINION RES VA NEW        COM         25746U109      857      11510     SH             Sole         N/A       11510

DOVER CORP                 COM         260003108      459      12144     SH             Sole         N/A       12144

DU PONT E.I. DE
NEMOURS & CO               COM         263534109     2488      48550     SH             Sole         N/A       48550

EXXON MOBIL CORP           COM         30231G102     8203     137642     SH             Sole         N/A      137642

FIRST DATA CORP            COM         319963104      218       5536     SH             Sole         N/A        5536

GASCO ENERGY INC           COM         367220100      142      47000     SH             Sole         N/A       47000

GENERAL ELEC CO            COM         369604103     7232     200558     SH             Sole         N/A      200558

GENERAL MTRS CORP          COM         370442105     1309      44530     SH             Sole         N/A       44530

GILLETTE CO                COM         375766102      202       4000     SH             Sole         N/A        4000

                           SPONSORED
GLAXOSMITHKLINE PLC        ADR         37733W105      393       8566     SH             Sole         N/A        8566

HALLMARK FINANCIAL
SERVICES INC               COM         40624Q104       24      18000     SH             Sole         N/A       18000

HARTFORD FINL SVCS
GROUP INC                  COM         416515104     1685      24575     SH             Sole         N/A       24575

HEWLETT-PACKARD CO         COM         428236103      964      43950     SH             Sole         N/A       43950

HOLLINGER INTL INC         CL A        435569108      136      12500     SH             Sole         N/A       12500

HOME DEPOT INC             COM         437076102     1681      43950     SH             Sole         N/A       43950

HONEYWELL INTL INC         COM         438516106     1948      52350     SH             Sole         N/A       52350

INTEL CORP                 COM         458140100     2669     114870     SH             Sole         N/A      114870

INTERNATIONAL BUS MACHS    COM         459200101     5466      59818     SH             Sole         N/A       59818

JOHNSON & JOHNSON          COM         478160104     4755      70798     SH             Sole         N/A       70798

JPMORGAN & CHASE & CO      COM         46625H100     2141      61876     SH             Sole         N/A       61876

                           SPONSORED
KOOR INDS LTD              ADR         500507108      106      10000     SH             Sole         N/A       10000

L-3 COMMUNICATIONS
HLDGS INC                  COM         502424104     1875      26395     SH             Sole         N/A       26395

LUCENT TECHNOLOGIES INC    COM         549463107       41      15000     SH             Sole         N/A       15000

MACERICH CO                COM         554382101      373       7000     SH             Sole         N/A        7000

MARSH & MCLENNAN COS
INC                        COM         571748102      752      24715     SH             Sole         N/A       24715

MCDONALDS CORP             COM         580135101     2098      67386     SH             Sole         N/A       67386

MERCK & CO INC             COM         589331107     2192      67728     SH             Sole         N/A       67728

MERRILL LYNCH & CO INC     COM         590188108      323       5700     SH             Sole         N/A        5700

MICROSOFT CORP             COM         594918104     2586     106986     SH             Sole         N/A      106986

NEWMONT MINING CORP        COM         651639106      202       4770     SH             Sole         N/A        4770

NORTHERN CORP              COM         665859104      999      22990     SH             Sole         N/A       22990

ORACLE CORP                COM         68389X105     1665     133400     SH             Sole         N/A      133400

PALL CORP                  COM         696429307      590      21762     SH             Sole         N/A       21762

PEPSICO INC                COM         713448108     2129      40155     SH             Sole         N/A       40155

PFIZER INC                 COM         717081103     2932     111610     SH             Sole         N/A      111610

PROCTER & GAMBLE CO        COM         742718109     2493      47030     SH             Sole         N/A       47030

SBC COMMUNICATIONS INC     COM         78387G103     1041      43950     SH             Sole         N/A       43950

SHERWIN WILLIAMS CO        COM         824348106      216       4900     SH             Sole         N/A        4900

SMURFIT-STONE
CONTAINER CORP             COM         832727101      538      34773     SH             Sole         N/A       34773

ST PAUL TRAVELERS INC      COM         792860108      315       8573     SH             Sole         N/A        8573

SYSCO CORP                 COM         871829107      229       6400     SH             Sole         N/A        6400

THERMO ELECTRON CORP       COM         883556102      221       8754     SH             Sole         N/A        8754

TYCO INTL LTD              COM         902124106      305       9020     SH             Sole         N/A        9020

UNITEDHEALTH GROUP INC     COM         91324P102     1614      16924     SH             Sole         N/A       16924

UNITED                     SPONSORED
MICROELECTRONICS CORP      ADR         910873207      365     108440     SH             Sole         N/A      108440

UNITED TECHNOLOGIES        COM         913017109     6568      64605     SH             Sole         N/A       64605
CORP

US BANCORP DEL             COM         902973304      744      25820     SH             Sole         N/A       25820

VERIZON COMMUNICATIONS     COM         92343V104     1657      46680     SH             Sole         N/A       46680

VIA NET WRKS INC           COM         925912107        5      26345     SH             Sole         N/A       26345

                           SPON ADR
VIVENDI UNIVERSAL          NEW         92851S204      462      15120     SH             Sole         N/A       15120

WACHOVIA CORP              COM         929903102     1786      35080     SH             Sole         N/A       35080

WALGREEN CO                COM         931422109     1565      35230     SH             Sole         N/A       35230

WAL MART STORES INC        COM         931142103     3022      60300     SH             Sole         N/A       60300

                           COM
DISNEY WALT CO             DISNEY      254687106     1263      43950     SH             Sole         N/A       43950

WELLS FARGO & CO NEW       COM         949746101      209       3500     SH             Sole         N/A        3500

WEYERHAEUSER COMPANY       COM         962166104      453       6620     SH             Sole         N/A        6620

WYETH                      COM         983024100      256       6070     SH             Sole         N/A        6070
